FAIR VALUE DISCLOSURES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
AFS fixed maturities transferred from Level 3 to Level 2	$ 200	$ 785
AFS fixed maturities transferred from Level 2 to Level 3	$ 213	$ 27
Fair value measurement with unobservable inputs reconciliation recurring basis asset transfers percentage	13.10%	6.80%
Assets, Fair Value Adjustment	$ 1,100	$ 1,600
Nonrecurring | Level 3
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Investments, fair value disclosure	$ 1,000	$ 635